Retirement and Share-based Compensation Plans (Share-based Compensation Expense By Plan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
ESOP, compensation expense	$ 4,152	$ 3,377	$ 2,908
Compensation expense	19,659	27,525	11,819
Employee Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	14,454	22,886	7,855
Director Equity Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 1,053	$ 1,262	$ 1,056